COMMON STOCK	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
COMMON STOCK

Note 11 - COMMON STOCK

The Company is authorized to issue up to 250,000,000 shares of common stock with $0.0001 par value. Common stockholders are entitled to dividends if and when declared by the Board of Directors subject to the rights of the preferred stockholders. As of December 31, 2024 and 2023, there were 7,232,650 and 6,695,587 shares issued and outstanding. No dividends on common stock had been declared by the Company.

For the years ended December 31, 2024 and 2023, the Company had reserved shares of common stock for issuance as follows:

	December 31, 2024	December 31, 2023
Options issued and outstanding	168,809	262,720
Common stock outstanding	7,232,650	6,695,587
Warrants outstanding	3,926,156	2,723,397
Earnout shares	2,777,778	4,444,444
Shares available for future issuance	854,412	496,587
Total	14,959,805	14,622,735

ChEF Equity Facility

On October 7, 2022, the Company and Chardan Capital Markets LLC, a New York limited liability company (“CCM LLC”) entered into a purchase agreement (the “Original Purchase Agreement”) and a Registration Rights Agreement in connection with the merger. Pursuant to the Original Purchase Agreement, the Company has the right to sell to CCM LLC an amount of shares of Common Stock, up to a maximum aggregate purchase price of $150 million, pursuant to the terms of the Purchase Agreement (the “ChEF Equity Facility”). In addition, the Company appointed LifeSci Capital, LLC as “qualified independent underwriter” with respect to the transactions contemplated by the Purchase Agreement. On May 20, 2024, the Company entered into an amendment to the Original Purchase Agreement (the “A&R Purchase Agreement”, together with the Original Purchase Agreement, the “Purchase Agreement”) with CCM LLC to update the volume weighted average price purchase mechanics of the equity facility to permit Intraday VWAP Purchases (as defined in the A&R Purchase Agreement). Under the terms of the Purchase Agreement with CCM LLC, during the years ended December 31, 2024 and 2023, the Company issued 350,423 and 65,389 shares, respectively, for aggregate net proceeds to the Company of $2,025 and $1,273, respectively.

June 2023 Offering

In the June 2023 Offering, the Company sold an aggregate of (i) 1,111,111 shares of its Common Stock and, (ii) accompanying Investor Warrants to purchase up to 1,111,111 shares of Common Stock, at the combined public offering price of $18.00 per share and accompanying Investor Warrant, less underwriting discounts and commissions, and (iii) the Underwriters’ Warrants.

The Investor Warrants are exercisable for five years from the closing date of the June 2023 Offering, have an exercise price of $18.00 per share and are immediately exercisable. In the event of certain fundamental transactions, holders of the Investor Warrants will have the right to receive the Black Scholes Value (as defined in the Investor Warrants) of their Investor Warrants calculated pursuant to the formula set forth in the Investor Warrants, payable either in cash or in the same type or form of consideration that is being offered and being paid to the holders of Common Stock. The Underwriters’ Warrants are exercisable upon issuance at an exercise price of $22.50 per share and will expire on June 20, 2028.

Dragonfly Energy Holdings Corp.

Notes to Consolidated Financial Statements

(in thousands, except share and per share data)

Note 11 - Common Stock (continued)

June 2023 Offering (continued)

The Company granted the underwriters a 45-day over-allotment option to purchase up to an additional 166,667 shares of Common Stock and/or Warrants to purchase up to an aggregate of 166,667 shares of Common Stock at the public offering price per security, less underwriting discounts and commissions, of which the underwriters exercised for 156,112 shares of Common Stock and Investor Warrants to purchase up to 156,112 shares of Common Stock and the remaining was not exercised within the 45-day window.

The Company received gross proceeds of $22,810 and incurred $2,074 of offering related costs. The gross proceeds were first allocated to the liability classified warrants based upon the transaction date fair value and then to the equity classified warrants with the residual allocated to the common shares. The offering related costs were allocated based on the relative fair value of all instruments, of which $1,169 was accounted for as a reduction of additional-paid-in-capital and $904 was recorded within general and administrative expenses. The Company accounted for the investor warrants issued in connection with the Public Offering and the exercise of the underwriters’ over-allotment option in accordance with the guidance contained in ASC 815-40. Such guidance provides that the warrants described above are precluded from equity classification. The fair value of the warrants were recorded as a liability in the amount of $13,762 on issuance and are being fair valued at each reporting period.

Reverse Stock Split and Recasting of Per-Share Amounts

On November 12, 2024, Dragonfly Energy Holdings Corp. (the “Company”) filed a Certificate of Amendment to the Company’s Articles of Incorporation with the Secretary of State of the State of Nevada (the “Certificate of Amendment”) to be effected at 6:00 a.m. Eastern Time on November 22, 2024, a one-for-nine reverse stock split (the “Reverse Stock Split”) of the Company’s issued and outstanding shares of common stock, par value $0.0001 per share (the “Common Stock”). Pursuant to the Certificate of Amendment, effective as of 6:00 a.m., Eastern Time on August 30, 2023, every 9 shares of Common Stock issued and outstanding, including shares of Common Stock held by the Company as treasury shares, were automatically combined into one share of Common Stock. The number of authorized shares of Common Stock remained the same at 250,000,000 authorized shares.

Shares of the Common Stock began trading on a split-adjusted basis at market open on November 22, 2024. The $0.0001 par value per share of Common Stock and any other rights associated the Common Stock were not affected by the reverse stock split.

All shares of Common Stock, stock option awards and per share amounts in the accompanying Consolidated Financial Statements and related Notes have been retrospectively restated to reflect the effect of the reverse stock split.

Preferred shares outstanding were not affected by the reverse stock split and as such, those shares have not been adjusted in the accompanying Consolidated Financial Statements and related Notes

Dragonfly Energy Holdings Corp.

Notes to Consolidated Financial Statements

(in thousands, except share and per share data)